Accrued expenses (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued professional expenses	$ 8,190	$ 5,547
Directors and Officers | Accrued expenses [Member]
Accrued professional expenses	5,893	4,016
General and Administrative Expense [Member] | Directors and Officers [Member]
Professional Fees	$ 11,400	$ 9,855	$ 7,605